Operating Segments (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Schedule of Group’s CODM

The Group’s CODM is the Chief Executive Officer of the Company.

	Six months ended June 30, 2025
	Drug Development	Online Sales	Total
Revenues
External	$-	$461	$461
Total	-	461	461

Segment loss (gain)	2,543	170	2,713

Equity losses from the investment in MitoCareX			312
Finance expense (income), net			414
Loss on impairment of loans			5,973
Tax income			-

Loss			9,412

	Six months ended June 30, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$840	$840
Total	-	840	840

Segment loss (gain)	3,040	487	3,527

Equity losses from the investment in MitoCareX			208
Finance expense (income), net			(51)
Tax income			(5)

Loss			3,679

	Year ended December 31, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,306	$1,306
Total	-	1,306	1,306

Segment loss (gain)	4,873	2,443	7,316

Equity losses from the investment in MitoCareX			429
Finance expense (income), net			(259)
Tax income			(14)

Loss			7,472
	As of June 30, 2025
	Drug Development	Online Sales	Total

Segment Assets	$3,497	$1,642	$5,139
Segment Liabilities	$5,033	$187	$5,220

	As of December 31, 2024
	Drug Development	Online Sales	Total

Segment Assets	$8,407	$1,764	$10,171
Segment Liabilities	$1,194	$226	$1,420